Unaudited Condensed Consolidated Statements of Financial Position (Parenthetical) - USD ($) $ in Millions		Jun. 30, 2020	Dec. 31, 2019
Statement
Reinsurers' share of insurance contract liabilities	[1]	$ 44,918	$ 13,856
Lent securities		265	$ 90
Athene Life Re Ltd | In-force fixed and fixed indexed annuity | US insurance operations
Statement
Reinsurers' share of insurance contract liabilities		$ 27,700

[1]	At 30 June 2020, reinsurers’ share of insurance contract liabilities include $27.7 billion in respect of the reinsurance of substantially all of Jackson’s in-force fixed and fixed indexed annuity liabilities to Athene Life Re Ltd, as discussed in note D1.